Consolidated Statements of Changes in Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Cash generated from operating activities	$ (4,007,152)	$ (5,584,883)	$ (8,923,630)	$ (5,376,735)	$ (6,108,644)
Interest received	31	186	349	2,837	65
Interest paid	(612,417)	(765,118)	(1,549,640)	(755,650)	(1,040,473)
Income taxes benefit	(1,037)	(1,164)	(6,344)	629,544	2,160,306
Cash flows from operating activities	(4,620,575)	(6,350,979)	(10,479,265)	(5,500,004)	(4,988,746)
Cash flows from (used in) investing activities [abstract]
Proceeds from short term loans	0	1,159,356	404,461	4,787,148	10,398,441
Proceeds from sales of property, plant and equipment			4,593	0	15,878
Decrease in deposits	29,985	383,355	610,295	15,480	682,789
Proceeds from sales of non-current financial assets			0	0	325,626
Proceeds from investing activities	29,985	1,542,711		4,802,628	11,422,734
Increase in short-term loan	0	(1,782,646)		(4,433,863)	(5,440,400)
Acquisition of investments in affiliates			0	(1,423,701)	0
Acquisition of property plant and equipment	(13,682)	(161,774)	(191,215)	0	(181,408)
Acquisition of intangible assets	(903)	0	(15,309)	0	(160,849)
Increase in deposit	(7,404)	(22,474)	(33,886)	(47,394)	(442,753)
Cash outflows from investing activities	(21,989)	(1,966,894)		(5,904,958)	(6,225,410)
Cash flows from investing activities	7,996	(424,183)	297,910	(1,102,330)	5,197,324
Cash flows from (used in) financing activities [abstract]
Proceeds from short-term borrowings	2,460,555	15,032,478		13,074,687	6,273,360
Proceeds from long-term borrowings	556,507	185,372	240,180	4,257,002	179,854
Proceeds from disposal of stocks			0	764,712	0
Fluctuations in convertible bonds			1,852,435	157,699	0
Proceeds from issuance of stocks	1,675,000	810,557		907,129	2,619,890
Funds acquired on reverse acquisition			3,004,613	0	0
Proceeds from financing activities	7,117,062	17,895,865	19,677,641	19,161,229	9,073,104
Repayments of short-term borrowings	(1,883,000)	(10,315,394)		(9,056,738)	(1,064,873)
Repayments of liquid long-term borrowings	(296,149)	(694,511)		(1,282,529)	(7,499,098)
Acquisition of own stocks			0	(1,735,614)	0
Decrease in deposits for rent			0	(116,100)	(8,733)
Repayments of current portion of long-term borrowings			(327,627)	0	(397,235)
Repayments of lease	(124,384)	(116,502)	(247,419)	(231,156)	(228,280)
Increase in Leasehold deposits			(67,460)	(137,994)	0
Cash outflows from financing activities	(2,303,533)	(11,194,414)	(9,165,617)	(12,560,131)	(9,198,219)
Cash flows from financing activities	4,813,529	6,701,451	10,512,024	6,601,098	(125,115)
Proceeds from issuance of CB	2,425,000	1,867,458
Increase in other deposits	0	(68,007)
Effects of changes in foreign exchange rates	(10,377)	(49,291)	(50,581)	(41,479)	(18,934)
Increase (Decrease) in cash and cash equivalents	190,573	(123,002)	280,088	(42,715)	64,529
Beginning balance of cash and cash equivalent	476,715	196,627	196,627	239,342	174,813
Ending balance of cash and cash equivalent	$ 667,288	$ 73,625	476,715	$ 196,627	$ 239,342
Previously Reported [Member]
Cash flows from (used in) investing activities [abstract]
Proceeds from investing activities			1,019,349
Increase in short-term loan			(481,029)
Cash outflows from investing activities			(721,439)
Cash flows from (used in) financing activities [abstract]
Proceeds from short-term borrowings			13,776,408
Proceeds from issuance of stocks			804,005
Repayments of short-term borrowings			(8,523,111)
Repayments of liquid long-term borrowings			$ 0